Summary of significant accounting policies - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jan. 30, 2014
Summary Of Significant Accounting Policies [Line Items]
Number of years between dry-docking for each vessel	5 years
Preferred shares, outstanding	23,673,403	24,170,531
Series A Preferred Shares [Member]
Summary Of Significant Accounting Policies [Line Items]
Preferred shares, outstanding			200,000
Vessels [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of each vessel	30 years